Preferred Units	12 Months Ended
Dec. 31, 2020
BETTER THERAPEUTICS OPCO [Member]
Temporary Equity [Line Items]
Preferred Units
7.	Preferred Units

	As of December 31, 2019
	Units Authorized	Units Issuance and Outstanding	Aggregate liquidation Preference
Series Seed Preferred Units	1,066,667	1,066,667	$2,000
Series A Preferred Units	5,500,000	4,999,807	24,646

Total Preferred Units	6,566,667	6,066,474	$26,646

Series Seed
On May 4, 2015, the company entered into a Series Seed Preferred Unit Purchase Agreement to issue Series Seed Preferred Units to an investor for cash. The Company issued 1,066,667 units of Series Seed Preferred Units at an issue price of $1.875 per share, or $2,000.
Series A
On December 2, 2015, the company entered into a Series A Preferred Unit Purchase Agreement to issue Series A Preferred Units to investors for cash. The Company issued 1,480,527 Series A Preferred Units at an issue price of $4.441 per share, or $6,575.
Dividends
Holders of the Series A Preferred Units are entitled to an annual return equal to six percent compounding annually of the holders’ unreturned capital contribution balance, if and when declared by the Company’s board of directors. The Series A Preferred Unit holders receive dividends prior to and in preference to any distributions to Common Unit holders. No dividends have been declared or paid.
Liquidation
Holders of both Series Seed and Series A Preferred Units are entitled to receive a liquidation preference prior to any distribution to holders of common units. The liquidation preference is in the following order of priority: first, to the holders of Series A Preferred Units pro rata based on their respective unreturned capital contribution balance, $22,204 as of December 31, 2019; second, to the holders of the Series A Preferred Units pro rata based on their unpaid cumulative dividends, $2,442 as of December 31, 2019; third, to the holders of Series Seed Preferred Units pro rata based on their respective unreturned capital contribution balance, $2,000 as of December 31, 2019; and thereafter, all unit holders (preferred and common) pro rata in accordance with their respective percentage of ownership of units.
Conversion
The holders of Series Seed and Series A Preferred Units had a right to convert into common units at any time. The conversion ratio is determined by dividing the original issue price by the applicable conversion price. The Series Seed Preferred Unit conversion price shall initially be $1.875 and the Series A Preferred Unit conversion price shall initially be equal to $4.441. The Conversion Price is subject to customary anti- dilution provisions, including adjustments for stock splits and stock dividends.
The convertible preferred stock is classified in the balance sheet as temporary equity as a result of a redemption feature that is not solely in the control of the Company.